CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) (Parenthetical) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Common Stock | IPO [Member]
Transaction costs	$ 15,029
Common Stock | Private Placement [Member]
Transaction costs	$ 42